                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05273

                             Van Kampen Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


PAR
AMOUNT
(000)        DESCRIPTION                                    COUPON               MATURITY                    VALUE
             DOMESTIC CORPORATE BONDS    42.7%
             AEROSPACE & DEFENSE    0.4%
 $      400  K & F Acquisition, Inc.                        7.750%               11/15/14             $              406,000
                                                                                                      ----------------------

             AUTOMOTIVE    1.5%
        115  Arvinmeritor, Inc.                             8.750                03/01/12                            113,275
        270  Ford Motor Credit Co.                          5.625                10/01/08                            255,311
        280  Ford Motor Credit Co.                          5.800                01/12/09                            261,452
        300  General Motors Acceptance Corp.                4.375                12/10/07                            282,486
        175  General Motors Acceptance Corp.                6.875                09/15/11                            159,370
         80  General Motors Acceptance Corp.                6.875                08/28/12                             71,691
        390  Lear Corp.                                     8.110                05/15/09                            388,162
                                                                                                      ----------------------
                                                                                                                   1,531,747
                                                                                                      ----------------------

             BROKERAGE    0.3%
        260  Refco Finance Holdings LLC (a)                 9.000                08/01/12                            284,050
                                                                                                      ----------------------

             BUILDING MATERIALS    0.6%
        445  NMHG Holdings Co.                             10.000                05/15/09                            478,375
        175  Trimas Corp.                                   9.875                06/15/12                            144,375
                                                                                                      ----------------------
                                                                                                                     622,750
                                                                                                      ----------------------

             CHEMICALS    3.0%
        100  Equistar Chemicals LP                         10.625                05/01/11                            109,500
        110  Huntsman Advanced Materials LLC               11.000                07/15/10                            123,750
        240  Huntsman ICI Chemicals LLC                    10.125                07/01/09                            248,100
        250  Innophos, Inc.,144A - Private
             Placement (b)                                  8.875                08/15/14                            256,875
        142  Innophos, Inc.,144A - Private
             Placement (Variable Rate Coupon)
             (b) (l)                                       11.790                02/15/15                            135,630
        140  ISP Chemco, Inc., Ser B                       10.250                07/01/11                            151,725
        300  ISP Holdings, Inc., Ser B                     10.625                12/15/09                            318,750
        230  JohnsonDiversey, Inc.                          9.625                05/15/12                            230,575
         80  Koppers, Inc.                                  9.875                10/15/13                             88,800
        225  Lyondell Chemical Co.                         10.500                06/01/13                            255,375
        225  Millennium America, Inc.                       7.000                11/15/06                            230,899
         95  Nalco Co.                                      7.750                11/15/11                             97,612
        370  Nalco Co.                                      8.875                11/15/13                            381,562
        204  Rockwood Specialties Group, Inc.              10.625                05/15/11                            223,380
         75  Rockwood Specialties Group,
             Inc., 144A - Private Placement (b)             7.625                11/15/14                             93,068
                                                                                                      ----------------------
                                                                                                                   2,945,601
                                                                                                      ----------------------

             CONSTRUCTION MACHINERY    0.3%
        214  Manitowoc Co., Inc.                           10.500                08/01/12                            240,215
         25  Manitowoc Co., Inc. (EUR)                     10.375                05/15/11                             33,051
                                                                                                      ----------------------
                                                                                                                     273,266



                                                                                                      ----------------------

             CONSUMER PRODUCTS    2.1%
        160  Amscan Holdings, Inc.                          8.750                05/01/14                            140,800
        370  Iron Mountain, Inc.                            8.625                04/01/13                            389,425
        545  Levi Strauss & Co. (Variable
             Rate Coupon) (l)                               8.254                04/01/12                            546,362
        120  Oxford Industrials, Inc.                       8.875                06/01/11                            125,400
        250  Phillips Van-Heusen                            7.250                02/15/11                            252,500
        375  Rayovac Corp.                                  8.500                10/01/13                            363,750
        115  Spectrum Brands, Inc.                          7.375                02/01/15                            104,075
        194  Tempur-Pedic, Inc.                            10.250                08/15/10                            212,430
                                                                                                      ----------------------
                                                                                                                   2,134,742
                                                                                                      ----------------------

             DIVERSIFIED MANUFACTURING    0.4%
        250  Hexcel Corp.                                   6.750                02/01/15                            248,750
        200  Propex Fabrics, Inc.                          10.000                12/01/12                            185,500
                                                                                                      ----------------------
                                                                                                                     434,250
                                                                                                      ----------------------

             ELECTRIC    2.3%
         41  AES Corp.                                      9.375                09/15/10                             45,407
         26  AES Corp.                                      8.875                02/15/11                             28,340
        160  AES Corp.                                      7.750                03/01/14                            170,400
        260  AES Corp., 144A - Private
             Placement (b)                                  9.000                05/15/15                            286,650
        300  CMS Energy Corp.                               7.500                01/15/09                            315,750
        100  CMS Energy Corp.                               6.300                02/01/12                            101,250
        200  Dynegy Holdings, Inc., 144A -
             Private Placement (b)                          9.875                07/15/10                            219,000
         75  IPALCO Enterprises, Inc.                       7.625                11/14/11                             83,625
        260  Monongahela Power Co.                          5.000                10/01/06                            260,594
        170  Nevada Power Co.                               8.250                06/01/11                            189,550
        140  Nevada Power Co.                               9.000                08/15/13                            156,188
        205  PSEG Energy Holdings                           8.625                02/15/08                            215,250
        235  Reliant Energy, Inc.                           6.750                12/15/14                            232,062
                                                                                                      ----------------------
                                                                                                                   2,304,066
                                                                                                      ----------------------

             ENVIRONMENTAL & FACILITIES
             SERVICES    0.4%
        110  Allied Waste North America, Inc.               6.500                11/15/10                            107,387
        115  Allied Waste North America,
             Inc., 144A - Private Placement (b)             7.250                03/15/15                            113,850
        123  Allied Waste North America,
             Inc., Ser B                                    9.250                09/01/12                            133,762
                                                                                                      ----------------------
                                                                                                                     354,999
                                                                                                      ----------------------

             FOOD/BEVERAGE    1.4%
        195  Michael Foods, Inc.                            8.000                11/15/13                            200,119
        435  Pilgrim's Pride Corp.                          9.625                09/15/11                            469,800
        140  Pilgrim's Pride Corp.                          9.250                11/15/13                            154,700
        150  Smithfield Foods, Inc.                         7.000                08/01/11                            153,750
        430  Smithfield Foods, Inc. Ser B                   8.000                10/15/09                            456,875
                                                                                                      ----------------------
                                                                                                                   1,435,244
                                                                                                      ----------------------

             GAMING    2.3%
        250  Caesars Entertainment                          8.875                09/15/08                            274,062
        210  Harrahs Operating Co., Inc.                    7.875                12/15/05                            211,837
        370  Isle of Capri Casinos, Inc.                    7.000                03/01/14                            356,587
        255  Las Vegas Sands Corp.                          6.375                02/15/15                            247,350
        725  MGM Mirage, Inc.                               6.000                10/01/09                            719,562
         60  MGM Mirage, Inc.                               5.875                02/27/14                             57,300
        465  Station Casinos, Inc.                          6.000                04/01/12                            466,744
                                                                                                      ----------------------
                                                                                                                   2,333,442
                                                                                                      ----------------------

             HEALTHCARE    3.4%



        520  AmerisourceBergen Corp.,144A -
             Private Placement (b)                          5.625                09/15/12                            514,800
        200  Community Health Systems, Inc.                 6.500                12/15/12                            201,500
        205  Davita, Inc.                                   6.625                03/15/13                            208,587
        105  Fisher Scientific International, Inc.          6.750                08/15/14                            110,512
        120  Fisher Scientific International,
             Inc., 144A - Private Placement (b)             6.125                07/01/15                            120,900
        240  Fresenius Medical Care Capital
             Trust IV                                       7.875                06/15/11                            259,200
        140  HCA, Inc.                                      8.700                02/10/10                            153,596
        110  HCA, Inc.                                      8.750                09/01/10                            122,034
        105  HCA, Inc.                                      6.300                10/01/12                            104,893
        240  Medcath Holdings Corp.                         9.875                07/15/12                            262,800
         50  National Nephrology Associates,
             Inc., 144A - Private Placement (b)             9.000                11/01/11                             55,875
        250  Res-Care, Inc., 144A - Private
             Placement (b)                                  7.750                10/15/13                            252,500
         80  Tenet Healthcare Corp.                         7.375                02/01/13                             76,200
        135  Tenet Healthcare Corp.                         9.875                07/01/14                            141,750
        480  Ventas Realty Ltd. Partnership,
             144A - Private Placement (b)                   6.750                06/01/10                            489,600
        335  VWR International, Inc.                        6.875                04/15/12                            332,487
                                                                                                      ----------------------
                                                                                                                   3,407,234
                                                                                                      ----------------------

             HOME CONSTRUCTION    2.2%
        725  Associated Materials, Inc. (c)              0/11.250                03/01/14                            366,125
        365  Goodman Global Holdings Inc.,
             144A - Private Placement (b)                   7.875                12/15/12                            332,150
         85  Goodman Global Holdings Inc.,
             144A - Private Placement
             (Variable Rate Coupon) (b) (l)                 6.410                06/15/12                             83,513
         65  Interface, Inc.                                7.300                04/01/08                             65,325
         75  Interface, Inc.                               10.375                02/01/10                             81,375
        255  Interface, Inc.                                9.500                02/01/14                            256,275
        360  Nortek, Inc.                                   8.500                09/01/14                            333,000
        150  RMCC Acquisition Co., 144A -
             Private Placement (b)                          9.500                11/01/12                            152,250
         75  Technical Olympic USA, Inc.                    9.000                07/01/10                             78,000
        180  Technical Olympic USA, Inc.                    9.000                07/01/10                            187,200
        180  Technical Olympic USA, Inc.                   10.375                07/01/12                            190,350
         75  Technical Olympic USA, Inc.                    7.500                01/15/15                             68,250
                                                                                                      ----------------------
                                                                                                                   2,193,813
                                                                                                      ----------------------

             INDEPENDENT ENERGY    0.3%
        240  Equistar Chemicals LP                         10.125                09/01/08                            259,200
                                                                                                      ----------------------

             INTEGRATED ENERGY    1.5%
        280  Chesapeake Energy Corp.                        7.500                09/15/13                            299,600
        260  Chesapeake Energy Corp., 144A -
             Private Placement (b)                          6.625                01/15/16                            264,550
        350  El Paso Production Holding Co.                 7.750                06/01/13                            367,500
         60  Hanover Compressor Co.                         8.625                12/15/10                             64,950
         95  Hanover Equipment Trust                        8.750                09/01/11                            101,413
         91  Hanover Equipment Trust, Ser A                 8.500                09/01/08                             95,095
         50  MSW Energy Holdings LLC                        8.500                09/01/10                             53,875
        215  Pacific Energy Partners                        7.125                06/15/14                            224,138
                                                                                                      ----------------------
                                                                                                                   1,471,121
                                                                                                      ----------------------

             LODGING    0.8%
         33  HMH Properties, Inc.                           7.875                08/01/08                             33,578
        240  Host Marriott LP                               7.125                11/01/13                            246,300


        500  Host Marriott LP                               6.375                03/15/15                            487,500
                                                                                                      ----------------------
                                                                                                                     767,378
                                                                                                      ----------------------

             MEDIA-CABLE    2.1%
        400  Cablevision Systems Corp.
             (Variable Rate Coupon) (l)                     7.890                04/01/09                            412,000
        468  Cch I LLC, 144A - Private
             Placement (b)                                 11.000                10/01/15                            458,879
        320  Echostar DBS Corp.                             6.375                10/01/11                            318,800
        200  Echostar DBS Corp.                             6.625                10/01/14                            199,000
        120  General Cable Corp.                            9.500                11/15/10                            126,900
        105  Lin Television Corp., 144A -
             Private Placement (b)                          6.500                05/15/13                            100,013
         45  PanAmSat Corp.                                 9.000                08/15/14                             47,700
        440  PanAmSat Holding Corp. (c)                  0/10.375                11/01/14                            305,800
      1,000  Park N View, Inc., Ser B (a) (d) (e)          13.000                05/15/08                                  0
        135  Renaissance Media Group (c)                 0/10.000                04/15/08                            134,325
                                                                                                      ----------------------
                                                                                                                   2,103,417
                                                                                                      ----------------------

             MEDIA-NONCABLE    1.7%
         45  Advanstar Communications, Inc.                10.750                08/15/10                             50,513
        175  AMC Entertainment, Inc.
             (Variable Rate Coupon) (l)                     8.040                08/15/10                            176,750
        127  Dex Media East LLC                            12.125                11/15/12                            149,225
        171  Dex Media West LLC, Ser B                      9.875                08/15/13                            189,596
        130  Houghton Mifflin Co.                           8.250                02/01/11                            134,875
        370  Houghton Mifflin Co.                           9.875                02/01/13                            394,050
        235  Nebraska Book Co., Inc.                        8.625                03/15/12                            222,075
        375  Primedia, Inc.                                 8.875                05/15/11                            394,688
                                                                                                      ----------------------
                                                                                                                   1,711,772
                                                                                                      ----------------------

             METALS    0.8%
        261  Doe Run Resources Corp., 144A -
             Private Placement (Acquired
             03/06/98 to 10/15/04, Cost
             $450,246) (b) (f) (j)                         11.750                11/01/08                            210,220
         85  Foundation, PA Coal Co.                        7.250                08/01/14                             89,038
        245  UCAR Finance, Inc.                            10.250                02/15/12                            263,988
        189  United States Steel Corp.                      9.750                05/15/10                            208,373
                                                                                                      ----------------------
                                                                                                                     771,619
                                                                                                      ----------------------

             NATURAL GAS PIPELINES    1.0%
        315  Dynegy Holdings, Inc.                          6.875                04/01/11                            309,488
         55  Northwest Pipeline Corp.                       8.125                03/01/10                             58,988
        105  Southern Natural Gas Co.                       8.875                03/15/10                            114,020
        470  Williams Cos., Inc.                            7.875                09/01/21                            519,350
                                                                                                      ----------------------
                                                                                                                   1,001,846
                                                                                                      ----------------------

             OIL FIELD SERVICES    1.3%
        225  Hanover Compressor Co.                         9.000                06/01/14                            251,156
        350  Hilcorp Energy Finance Corp.,
             144A - Private Placement (b)                  10.500                09/01/10                            386,750
        104  Magnum Hunter Resources, Inc.                  9.600                03/15/12                            113,360
        230  MSW Energy Holdings II LLC                     7.375                09/01/10                            239,775
        260  Pogo Producing Co., 144A -
             Private Placement (b)                          6.875                10/01/17                            264,875
                                                                                                      ----------------------
                                                                                                                   1,255,916
                                                                                                      ----------------------

             PACKAGING    0.8%
         65  Owens-Illinois, Inc.                           7.350                05/15/08                             66,625
        680  Owens-Illinois, Inc.                           7.500                05/15/10                            693,600
                                                                                                      ----------------------
                                                                                                                     760,225

                                                                                                      ----------------------

             PAPER    1.7%
        570  Georgia-Pacific Corp.                          8.875                02/01/10                            638,400
        230  Graham Packaging Co.                           8.500                10/15/12                            230,000
        285  Graham Packaging Co.                           9.875                10/15/14                            275,025
        350  Graphic Packaging International, Inc.          9.500                08/15/13                            330,750
         65  Pliant Corp.                                  11.125                09/01/09                             56,225
        135  Pliant Corp.                                  13.000                06/01/10                             64,800
        110  Pliant Corp.                                  13.000                06/01/10                             52,800
                                                                                                      ----------------------
                                                                                                                   1,648,000
                                                                                                      ----------------------

             PHARMACEUTICALS    0.2%
        245  Warner Chilcott Corp., 144A -
             Private Placement (b)                          8.750                02/01/15                            236,425
                                                                                                      ----------------------

             RAILROADS    0.4%
        390  Amsted Industries, Inc., 144A -
             Private Placement (b)                         10.250                10/15/11                            427,050
                                                                                                      ----------------------

             REFINING    1.0%
        420  CITGO Petroleum Corp.                          6.000                10/15/11                            422,100
        135  Tesoro Petroleum Corp.                         9.625                04/01/12                            149,344
        390  Vintage Petroleum, Inc.                        7.875                05/15/11                            409,500
                                                                                                      ----------------------
                                                                                                                     980,944
                                                                                                      ----------------------

             RETAIL    1.5%
        210  Brown Shoe Co., Inc.                           8.750                05/01/12                            222,600
        140  General Nutrition Center, Inc.                 8.500                12/01/10                            120,050
        350  Petro Shopping Center Financial                9.000                02/15/12                            346,500
        210  Rite Aid Corp.                                 8.125                05/01/10                            215,250
      1,000  Sleepmaster LLC, Ser B (a) (d) (e)            11.000                05/15/09                            553,000
                                                                                                      ----------------------
                                                                                                                   1,457,400
                                                                                                      ----------------------

             SERVICES    0.9%
        525  Allied Waste North America, Inc.               6.375                04/15/11                            505,313
        300  Buhrmann US, Inc.                              8.250                07/01/14                            308,250
        100  Buhrmann US, Inc.                              7.875                03/01/15                            101,000
                                                                                                      ----------------------
                                                                                                                     914,563
                                                                                                      ----------------------

             SUPERMARKETS    0.5%
        225  Delhaize America, Inc.                         8.125                04/15/11                            244,983
        224  Kroger Co., 144A - Private
             Placement (b)                                  8.500                07/15/17                            249,576
                                                                                                      ----------------------
                                                                                                                     494,559
                                                                                                      ----------------------

             TECHNOLOGY    0.8%
        170  Iron Mountain, Inc.                            7.750                01/15/15                            173,400
        345  Sanmina-SCI Corp.                              6.750                03/01/13                            329,475
         20  Sungard Data Sys, Inc., 144A -
             Private Placement (Variable Rate
             Coupon) (b) (l)                                8.525                08/15/13                             20,800
        235  Sungard Data Sys, Inc., 144A -
             Private Placement (b)                          9.125                08/15/13                            244,694
                                                                                                      ----------------------
                                                                                                                     768,369
                                                                                                      ----------------------

             TOBACCO    0.3%
        260  RJ Reynolds Tobacco Holdings
             Inc., 144A - Private Placement (b)             6.500                07/15/10                            260,650
                                                                                                      ----------------------


             TRANSPORTATION SERVICES    1.3%
         70  Hertz Corp.                                    7.400                03/01/11                             67,906
        200  Hertz Corp.                                    7.625                06/01/12                            192,266
        640  Sonic Automotive, Inc.                         8.625                08/15/13                            636,800
        356  TRW Automotive, Inc.                           9.375                02/15/13                            388,040
                                                                                                      ----------------------
                                                                                                                   1,285,012
                                                                                                      ----------------------

             WIRELESS COMMUNICATIONS    1.8%
        185  American Tower Corp.                           7.500                05/01/12                            197,025
        190  American Tower Corp.                           7.125                10/15/12                            200,450
        250  Nextel Communications Inc. Ser E               6.875                10/31/13                            265,598
        155  Rural Cellular Corp.                           9.625                05/15/08                            156,550
        145  Rural Cellular Corp. (Variable
             Rate Coupon) (l)                               8.370                03/15/10                            150,075
        282  SBA Communications Corp. (c)                 0/9.750                12/15/11                            257,325
        190  SBA Communications Corp.                       8.500                12/01/12                            207,575
        250  UbiquiTel Operating Co.                        9.875                03/01/11                            278,750
                                                                                                      ----------------------
                                                                                                                   1,713,348
                                                                                                      ----------------------
             WIRELINE COMMUNICATIONS    1.4%

        250  Exodus Communications, Inc. (a)
             (d) (e)                                       11.250                07/01/08                                  0
        400  Exodus Communications, Inc. (a)
             (d) (e)                                       11.625                07/15/10                                  0
        300  Qwest Communications
             International, Inc. (Variable
             Rate Coupon) (l)                               7.290                02/15/09                            297,750
        870  Qwest Services Corp.                          13.500                12/15/10                          1,000,500
         95  Qwest Services Corp.                          14.000                12/15/14                            115,663
                                                                                                      ----------------------
                                                                                                                   1,413,913
                                                                                                      ----------------------



TOTAL DOMESTIC CORPORATE BONDS          42.7%                                                                     42,363,931
                                                                                                      ----------------------

             FOREIGN BONDS AND DEBT
             SECURITIES (US$)    6.5%
             BELGIUM    0.2%
        215  Telenet Group Holding NV, 144A -
             Private Placement  (b) (c)                  0/11.500                06/15/14                            176,837
                                                                                                      ----------------------

             BERMUDA    0.5%
         25  Intelsat Bermuda Ltd., 144A -
             Private Placement  (b)                         8.250                01/15/13                             25,281
        270  Intelsat Bermuda Ltd., 144A -
             Private Placement  (b)                         8.625                01/15/15                            276,750
        205  Intelsat Bermuda Ltd., 144A -
             Private Placement (Variable Rate
             Coupon) (b) (l)                                8.695                01/15/12                            209,612
                                                                                                      ----------------------
                                                                                                                     511,643
                                                                                                      ----------------------

             CANADA    3.0%
        205  Abitibi-Consolidated, Inc.                     8.550                08/01/10                            209,613
         80  Abitibi-Consolidated, Inc.                     7.750                06/15/11                             79,200
         60  Abitibi-Consolidated, Inc.                     6.000                06/20/13                             52,950
        398  Canwest Media, Inc.                            8.000                09/15/12                            424,457
        300  CHC Helicopter Corp.                           7.375                05/01/14                            309,000
        205  CHC Helicopter Corp., 144A -
             Private Placement  (b)                         7.375                05/01/14                            211,150
        285  Husky Oil Ltd. (Variable Rate
             Coupon) (l)                                    8.900                08/15/28                            310,320
         90  Jean Coutu Group (PJC), Inc.                   7.625                08/01/12                             92,025
        185  Jean Coutu Group (PJC), Inc.                   8.500                08/01/14                            185,000
        260  Nortel Networks Corp.                          4.250                09/01/08                            246,025
        250  Nortel Networks Ltd.                           6.125                02/15/06                            251,250




        410  Novelis, Inc., 144A - Private
             Placement (b)                                  7.250                02/15/15                            389,500
        350  Tembec Industries, Inc.                        7.750                03/15/12                            224,000
                                                                                                      ----------------------
                                                                                                                   2,984,490
                                                                                                      ----------------------

             FRANCE    0.7%
        115  Compagnie Generale de
             Geophysique, SA, 144A - Private
             Placement (b)                                  7.500                05/15/15                            120,175
        125  Crown European Holdings SA (EUR)               6.250                09/01/11                            160,747
        150  Rhodia SA (EUR)                                8.000                06/01/10                            180,277
        285  Rhodia SA                                      8.875                06/01/11                            270,750
                                                                                                      ----------------------
                                                                                                                     731,949
                                                                                                      ----------------------

             GERMANY    0.7%
        260  Cognis Deutschland, 144A -
             Private Placement (Variable Rate
             Coupon) (EUR) (b)                              6.897                11/15/13                            323,418
        325  Kabel Deutschland, 144A -
             Private Placement (b)                         10.625                07/01/14                            360,750
                                                                                                      ----------------------
                                                                                                                     684,168
                                                                                                      ----------------------

             IRELAND    0.1%
        100  JSG Funding PLC (EUR)                         10.125                10/01/12                            130,401
                                                                                                      ----------------------

             LUXEMBOURG    0.8%
        345  Cablecom Luxembourg, 144A -
             Private Placement (EUR) (b)                    9.375                04/15/14                            463,876
        110  JohnsonDiversey, Inc. (EUR)                    9.625                05/15/12                            136,831
        140  SGL Carbon Luxembourg SA, 144A -
             Private Placement (EUR) (b)                    8.500                02/01/12                            184,244
                                                                                                      ----------------------
                                                                                                                     784,951
                                                                                                      ----------------------

             MEXICO    0.5%
        350  Axtel SA                                      11.000                12/15/13                            394,625
        105  Satelites Mexicanos SA, Ser B (a)             10.125                11/01/04                             56,700
                                                                                                      ----------------------
                                                                                                                     451,325
                                                                                                      ----------------------

TOTAL FOREIGN BONDS AND DEBT SECURITIES  6.5%                                                                      6,455,764
                                                                                                      ----------------------

             COLLATERALIZED MORTGAGE
             OBLIGATIONS    2.6%
        175  Federal Home Loan Mortgage Corp.               5.000                08/15/12                            174,984
        324  Federal Home Loan Mortgage Corp.
             (Floating Rate) (REMIC)                        3.980                09/25/45                            323,834
        310  Federal Home Loan Mortgage Corp.
             (Floating Rate)                                4.368                03/15/34                            314,645
        107  Federal Home Loan Mortgage Corp.
             (Interest Only) (g)                            4.231                03/15/32                              8,566
        635  Federal Home Loan Mortgage Corp.
             (Interest Only)                                5.000         09/15/14 to 12/15/16                        57,171
        140  Federal Home Loan Mortgage Corp.
             (Interest Only)                                6.000                05/15/30                             10,859
        309  Federal Home Loan Mortgage Corp.
             (Interest Only) (REMIC) (g)                    3.187                06/17/27                             16,746
        348  Federal National Mortgage
             Association (Floating Rate)                    4.190                12/18/32                            350,793
        329  Federal National Mortgage
             Association (Floating Rate)                    4.030                05/25/35                            329,563
        486  Federal National Mortgage
             Association (Floating Rate)
             (REMIC)                                        3.950                05/28/35                            487,591
        189  Federal National Mortgage
             Association (Floating Rate)
             (REMIC)                                        3.960                05/28/35                            189,332



        361  Federal National Mortgage
             Association (Interest Only)                    5.500         06/25/26 to 05/25/27                        21,159
        336  Federal National Mortgage
             Association (Interest Only)
             (REMIC)                                        6.000         08/25/32 to 07/25/33                        46,898
        748  Federal National Mortgage
             Association (Interest Only)                    6.500         06/01/31 to 05/25/33                       160,311
         44  Federal National Mortgage
             Association (Interest Only)                    8.000                05/01/30                              9,659
        186  Federal National Mortgage
             Association (Interest Only)
             (REMIC)                                        7.000         03/01/32 to 04/25/33                        38,213
        345  Government National Mortgage
             Association (Interest Only)
             (REMIC) (g)                                    5.164                06/16/27                             16,441
        139  Government National Mortgage
             Association (Interest Only)
             (REMIC) (g)                                    3.630                05/16/32                              7,349
        135  Government National Mortgage
             Association (Interest Only)
             (REMIC) (g)                                    4.764                05/16/32                              8,099
                                                                                                      ----------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 2.6%                                                                     2,572,213
                                                                                                      ----------------------

             MORTGAGE BACKED SECURITIES   16.7%
      1,200  Federal Home Loan Mortgage Corp.               5.500                07/01/20                          1,218,285
        421  Federal Home Loan Mortgage Corp.               7.500          11/01/29 to 06/01/32                      447,147
        107  Federal Home Loan Mortgage Corp.
             (ARM)                                          3.557                07/01/34                            104,527
        273  Federal Home Loan Mortgage Corp.
             (ARM)                                          4.182                08/01/34                            273,334
      1,425  Federal Home Loan Mortgage
             Corp., November                                5.000                  TBA                             1,420,101
        200  Federal Home Loan Mortgage
             Corp., October                                 7.000                  TBA                               209,000
        943  Federal National Mortgage
             Association                                    6.500          06/01/15 to 01/01/34                      972,420
        658  Federal National Mortgage
             Association                                    7.000          03/01/15 to 07/01/32                      688,950
        389  Federal National Mortgage
             Association                                    7.500          03/01/15 to 03/01/32                      411,401
        475  Federal National Mortgage
             Association (ARM)                              4.331                02/01/34                            470,918
        136  Federal National Mortgage
             Association (ARM)                              3.605                07/01/34                            134,782
        309  Federal National Mortgage
             Association (ARM)                              4.047                07/01/33                            310,517
        170  Federal National Mortgage
             Association (ARM)                              4.111                09/01/34                            168,882
        155  Federal National Mortgage
             Association (ARM)                              4.170                10/01/34                            156,003
        172  Federal National Mortgage
             Association (ARM)                              4.208                10/01/34                            170,547
      1,000  Federal National Mortgage
             Association, November                          4.500                  TBA                               978,750
        500  Federal National Mortgage
             Association, October                           4.500                  TBA                               476,719
      1,000  Federal National Mortgage
             Association, October                           5.500                  TBA                               999,688
        900  Federal National Mortgage
             Association, October                           6.000                  TBA                               915,187
      4,550  Federal National Mortgage
             Association, October                           7.000                  TBA                             4,763,281
        125  Government National Mortgage
             Association                                    7.000          07/15/29 to 01/15/30                      131,522
        382  Government National Mortgage
             Association                                    7.500          07/15/23 to 09/15/29                      407,819
        211  Government National Mortgage
             Association                                    8.000          03/15/17 to 10/15/22                      225,753
        117  Government National Mortgage
             Association                                    8.500          07/15/24 to 12/15/24                      128,643
        230  Government National Mortgage
             Association                                    9.000          08/15/16 to 12/15/24                      251,656
         75  Government National Mortgage
             Association                                    9.500          11/15/09 to 01/15/17                       82,224
                                                                                                      ----------------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                  16,518,056
                                                                                                      ----------------------

             U.S. GOVERNMENT AGENCY
             OBLIGATIONS    3.8%
      1,100  Federal Home Loan Mortgage Corp.               7.000                03/15/10                          1,210,238
        785  Federal National Mortgage
             Association                                    6.625                11/15/30                            972,297
      1,250  Federal National Mortgage
             Association                                    7.125                06/15/10                          1,386,266




        100  Federal National Mortgage
             Association                                    7.250                01/15/10                            110,563
                                                                                                      ----------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS    3.8%                                                                   3,679,364
                                                                                                      ----------------------

             UNITED STATES TREASURY
             OBLIGATIONS    9.9%
      1,600  United States Treasury Bonds                   5.250                02/15/29                          1,744,688
        840  United States Treasury Bonds                   6.125                08/15/29                          1,022,930
      1,230  United States Treasury Bonds                   6.375                08/15/27                          1,524,625
      1,810  United States Treasury Bonds                   7.625                02/15/25                          2,499,286
        335  United States Treasury Notes                   3.875                02/15/13                            326,481
      2,250  United States Treasury Notes                   4.250                08/15/13                          2,242,971
      1,200  United States Treasury Notes (STRIPS)          0.000                05/15/25                            478,710
                                                                                                      ----------------------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                           9,839,691
                                                                                                      ----------------------

             GOVERNMENT AND GOVERNMENT AGENCY
             OBLIGATION    0.2%
        180  United Mexican States (Mexico)                 8.375                01/14/11                            207,450
                                                                                                      ----------------------


DESCRIPTION                                                                                                      VALUE

EQUITIES    0.1%
             Doe Run Resources Corp. (1
             Common Stock Warrant) (e) (i)                                                                                 0
             HF Holdings, Inc. (5,260 Common
             Stock Warrants) (e)                                                                                           0
             Optel, Inc. (500 Common Shares) (e)                                                                           0
             Park N View, Inc., 144A -
             Private Placement (1,000 Common
             Stock Warrants) (b) (e)                                                                                       0
             Paxon Communications Corp. (9
             Preferred Shares) (j)                                                                                    61,222
                                                                                                      ----------------------

TOTAL EQUITIES                                                                                                        61,222
                                                                                                      ----------------------

TOTAL LONG-TERM INVESTMENTS    82.5%
   (Cost $82,789,223)                                                                                             81,697,691
                                                                                                      ----------------------

SHORT-TERM INVESTMENTS    27.3%
REPURCHASE AGREEMENT    9.2%
             State Street Bank & Trust Co.
             ($9,137,000 par collateralized
             by U.S. Government obligations
             in a pooled cash account,
             interest rate of 3.65%, dated
             09/30/05, to be sold on 10/03/05
             at $9,139,779)                                                                                        9,137,000

U.S. GOVERNMENT AGENCY OBLIGATIONS    18.1%
             Federal National Mortgage
             Association ($18,000,000  par,
             yielding 3.501%, 10/03/05
             maturity)                                                                                            17,996,500
             United States Treasury Bills (k)                                                                         99,047
                                                                                                      ----------------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $27,232,542)                                                                                             27,232,547
                                                                                                      ----------------------

TOTAL INVESTMENTS    109.8%
   (Cost $110,021,765)                                                                                           108,930,238

LIABILITIES IN EXCESS OF OTHER ASSETS    (9.8%)                                                                   (9,713,624)
                                                                                                      ----------------------




NET ASSETS    100.0%                                                                                             $99,216,614
                                                                                                      ======================


             Percentages are calculated as a
             percentage of net assets
             applicable to common shares.
*            Zero coupon bond
(a)          Non-income producing as security is
             in default.
(b)          144A securities are those which
             are exempt from registration
             under Rule 144A of the
             Securities Act of 1933, as
             amended. These securities may
             only be resold in transactions
             exempt from registration which
             are normally those transactions
             with qualified institutional
             buyers.
(c)          Security is a "step-up" bond
             where the coupon increases or
             steps up at a predetermined
             date.
(d)          This borrower has filed for
             protection in federal bankruptcy
             court.
(e)          Market value is determined in
             accordance with procedures
             established in good faith by the
             Board of Trustees.
(f)          These securities are restricted
             and may be resold only in
             transactions exempt from
             registration which are normally
             those transactions with
             qualified institutional buyers.
             Restricted securities comprise
             0.2% of net assets/net assets
             applicable to common shares.
(g)          Inverse Floating Rate Security
(h)          Securities purchased on a
             when-issued or delayed delivery
             basis.
(i)          Non-income producing security.
(j)          Payment-in-kind security.
(k)          All or a portion of this
             security has been segregated in
             connection with open futures
             contracts.
(l)          Variable Rate Coupon. Interest
             rate shown is that in effect at
             September 30, 2005.

ARM        - Adjustable Rate Mortgage
EUR        - Eurodollar
REMIC      - Real Estate Mortgage Investment
             Conduits
STRIPS     - Separate Trading Registered
             Interest and Principal of Securities

TBA        - To be announced, maturity date
             has not yet been established.
             Upon settlement and delivery of
             the mortgage pools, maturity
             dates will be assigned.

Futures contracts outstanding as of September 30, 2005:


                                                                                                                      UNREALIZED
                                                                                                                     APPRECIATION/
                                                                                       CONTRACTS                     DEPRECIATION
                                                                                    --------------                   -------------
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures December 2005 (Current
Notional Value of $109,922 per contract)                                                       106                     $  (101,624)

SHORT CONTRACTS:

U.S. Treasury Notes 5-Year Futures December 2005 (Current
Notional Value of $106,859 per contract)                                                        87                          93,001
U.S. Treasury Notes 2-Year Futures December 2005 (Current
Notional Value of $205,890 per contract)                                                        20                          23,279
                                                                                    --------------                   -------------

                                                                                               213                   $      14,656
                                                                                    --------------                   -------------


Forward foreign currency contracts outstanding as of September 30, 2005:


                                                                                                                      UNREALIZED
                                                         IN EXCHANGE                                                 APPRECIATION/
                                                            FOR:                     CURRENT VALUE                   DEPRECIATION
                                                         -----------                --------------                   -------------
SHORT CONTRACTS:
Euro Currency
    259,000 expiring 10/26/05                              US$                      $      311,666                   $       3,570
    45,000 expiring 10/26/05                               US$                              54,150                             596
    240,000 expiring 10/26/05                              US$                             288,802                           3,115
    874,000 expiring 10/26/05                              US$                           1,051,721                          12,846
                                                                                    --------------                   -------------
                                                                                    $    1,706,339                   $      20,127
                                                                                    --------------                   -------------


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005